Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of other payables and accrued liabilities [Abstract]
Salary payables	¥ 1,068,104	$ 150,805	¥ 1,909,260
Other payables and accrued expenses	159,677,872	22,544,774	10,233,141
Accrued interest payable	9,739,427	1,375,101	10,086,400
Total other payables and accrued liabilities	¥ 170,485,403	$ 24,070,680	¥ 22,228,801